REGULATORY REQUIREMENTS (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Bluemount Securities Limited [Member]
IfrsStatementLineItems [Line Items]
Minimum regulatory capital requirements	$ 3,000	$ 3,000
Capital level maintain ed	4,532	3,781
Bluemount Asset Management Limited [Member]
IfrsStatementLineItems [Line Items]
Minimum regulatory capital requirements	100	100
Capital level maintain ed	$ 611	$ 240